VictoryShares Small Cap Free Cash Flow ETF Average Annual Total Returns	12 Months Ended			60 Months Ended	86 Months Ended	114 Months Ended
	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.87%		23.81%	13.86%	13.48%	12.94%
Victory U.S. Small Cap Free Cash Flow Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.48%		7.30%
Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.66%		8.05%	7.29%		7.50%
VictoryShares Small Cap Free Cash Flow ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	[1]	6.49%
VictoryShares Small Cap Free Cash Flow ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	[1]	5.94%
VictoryShares Small Cap Free Cash Flow ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.60%	[1]	3.84%

[1]	Inception date is December 21, 2023.